Goodwill and Other Intangible Assets - Amoritzation Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 1,969
2015	1,598
2016	1,338
2017	932
2018	$ 842